Employee Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	80.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 240	$ 244
Deferred fees	44	42
Interest paid on deferred fees	19	17
Deferred Compensation Arrangement with Individual, Distributions Paid	22	0
Life Settlement Contracts, Fair Value Method, Face Value	250
Postemployment Benefits, Period Expense	4	5
Life Settlement Contracts, Period Expense	4	5
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share Based Compensation Arrangement By ShareBased Payment Award Award Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,720,529
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	448,975	516,332	643,206
Share Based Compensation Arrangement By Share Based Payment Award Options Exercised Forfited Or Expired Number	1,184,313
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	87,241
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	37,500	25,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	194
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 10 months 24 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	471,551
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	232,838
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 579
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 10 months 24 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	37,500	25,000